OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES [Abstract]
Other Liabilities
The following table describes the principal components of the Company’s other liabilities (dollars in thousands):

	December 31, 2020	December 31, 2019
Current tax payable	$43	$308
Lease discount	24,233	24,965
Lease incentive obligation	7,264	15,634
Deferred rent	21,271	15,715
Refundable deposits	6,185	3,210
Other	11,900	16,929
Total other liabilities	$70,896	$76,761